Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Supplemental disclosure of cash flow information	Supplemental disclosure of cash flow information:

Non-cash financing and investing activities:	2021	2020
Compensatory shares	$704	$647